Income taxes - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Uncertain tax positions	$ 1.6	$ 1.5
Operating loss carryforwards	$ 48.5
Bermuda
Operating Loss Carryforwards [Line Items]
Effective tax rate	0.00%
United States
Operating Loss Carryforwards [Line Items]
Effective tax rate	21.00%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective tax rate	19.00%